Related party transactions - Schedule of related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Sales	€ 33	€ 36	€ 46
Purchases	(154)	(147)	(141)
Trade and other receivables	20	73	18
Trade and other payables	€ (32)	€ (35)	€ (31)